BASIS OF PRESENTATION (Details) - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
BASIS OF PRESENTATION
Net loss	$ (5,260,632)	$ (1,020,057)
Accumulated deficit	$ 6,280,689	$ 1,020,057
Substantial doubt about going concern	true